Leases - Summary of Components of Lease Expense (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease cost
Operating lease expense	¥ 7,434
Short-term lease expense	798 [1]
Total lease cost	¥ 8,232

[1]	Includes leases with a term of one year or less.